Loans and borrowings	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Loans and borrowings
23	Loans and borrowings
See accounting policies in notes 36(B), (J)(i), (J)(iii) and (L)(ii).

(a)	Trade financing
During the year ended December 31, 2022, the Group has entered into certain bank facilities amounted to $14,500,000, which were secured by trade receivables. The balance of trade financing was interest bearing at Hong Kong Interbank Offered Rate (“HIBOR”) plus 1.2% per annum or at United States Dollar reference rate (“USD Reference Rate”) plus
1.2% per annum

and repayable within one year.
The Group has
also
entered into certain reverse factoring arrangements with banks, under which the Group obtained extended credit in respect of the invoice amounts owed to certain suppliers. Under these arrangements, the banks pay suppliers the amounts owed by the Group on the original due dates, and then the Group settles the banks between 120 - 180 days later than the original due dates with the suppliers, with interest at HIBOR plus 1% per annum or at USD Reference Rate plus 1% per annum.
In the consolidated statement of financial position, the Group has presented payables to the banks under these arrangements as “trade financing”, having compared the nature and function of such liabilities with trade payables to suppliers.
Proceeds from trade financing of $21,677,075 were received during the year ended December 31, 2022 and the balances were fully repaid as at December 31, 2022.

(b)	Reconciliation of movements of liabilities to cash flows arising from financing activities
The table below details changes in the Group’s liabilities from financing activities, including both cash and non-cash
changes. Liabilities arising from financing activities are liabilities for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statement of cash flows as cash flows from financing activities.

	Lease liabilities $	Trade financing $	Convertible securities $	Preference shares liabilities $	Amounts due to shareholders $	Total $
	(note 22)	(note 23(a))	(note 24)	(note 25)
At January 1, 2021	1,669,857	—	15,346,113	—	133,314	17,149,284
Changes from financing cash flows:
Proceeds from issuance of convertible securities	—	—	4,980,718	—	—	4,980,718
Proceeds from issuance of preference shares liabilities	—	—	—	25,970,000	—	25,970,000
Capital element of lease rentals paid	(1,299,031)	—	—	—	—	(1,299,031)
Interest element of lease rentals paid	(205,915)	—	—	—	—	(205,915)
Decrease in amounts due to shareholders	—	—	—	—	(128,797)	(128,797)

Total changes from financing cash flows	(1,504,946)	—	4,980,718	25,970,000	(128,797)	29,316,975
Other changes:
Increase in lease liabilities from entering into new leases	4,896,384	—	—	—	—	4,896,384
Interest expenses (note 8(a))	205,915	—	—	—	—	205,915
Fair value loss on convertible securities (note 2 4 )	—	—	29,054,669	—	—	29,054,669
Fair value loss on preference shares liabilities (note 2 5 )	—	—	—	125,398,798	—	125,398,798
Changes in the carrying amount of preference shares liabilities (note 2 5 )	—	—	—	5,009,847	—	5,009,847
Reclassification of Series A, Series B and Series C preference shares from equity	—	—	—	279,832,806	—	279,832,806
Fair value recognized in other reserve due to amendment of terms (note 2 4 )	—	—	811,819	—	—	811,819
Converted to Series D preference shares of the Company (note 2 4 )	—	—	(50,193,319)	50,193,319	—	—
Vesting of shares under the restricted share scheme	—	—	—	—	(4,517)	(4,517)

Total other changes	5,102,299	—	(20,326,831)	460,434,770	(4,517)	445,205,721

At December 31, 2021	5,267,210	—	—	486,404,770	—	491,671,980

	Lease liabilities	Trade financing	Convertible securities	Preference shares liabilities	Amounts due to shareholders	Total
	$	$	$	$	$	$
	(note 22)	(note 23(a))	(note 24)	(note 25)
At January 1, 2022	5,267,210	—	—	486,404,770	—	491,671,980
Changes from financing cash flows:
Capital element of lease rentals paid	(1,834,272)	—	—	—	—	(1,834,272)
Interest element of lease rentals paid	(244,085)	—	—	—	—	(244,085)
Interest paid	—	(172,978)	—	—	—	(172,978)
Proceeds from trade financing	—	21,677,075	—	—	—	21,677,075
Repayment of trade financing	—	(21,677,075)	—	—	—	(21,677,075)

Total changes from financing cash flows	(2,078,357)	(172,978)	—	—	—	(2,251,335)
Other changes:
Increase in lease liabilities from entering into new leases	833,538	—	—	—	—	833,538
Interest expenses (note 8(a))	244,085	172,978	—	—	—	417,063
Changes in the carrying amount of preference shares liabilities (note 2 5 )	—	—	—	3,752,758	—	3,752,758
Additions from acquisition (note 3 3 (C))	2,379,687	—	—	—	—	2,379,687
Fair value loss on preference shares liabilities (note 2 5 )	—	—	—	60,091,353	—	60,091,353
Reclassification to share premium (note 25)	—	—	—	(550,248,881)	—	(550,248,881)

Total other changes	3,457,310	172,978	—	(486,404,770)	—	(482,774,482)

At December 31, 2022	6,646,163	—	—	—	—	6,646,163